Property and Equipment, Net by Geographic Area (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 83.4	$ 88.1
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net	73.2	76.8
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net	5.3	5.4
Rest of the world
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 4.9	$ 5.9